Average Annual Total Returns	Putnam Dynamic Risk Allocation Fund Putnam Dynamic Risk Allocation Blended Index (no deduction for fees, expenses or taxes) 1 Year		Putnam Dynamic Risk Allocation Fund Putnam Dynamic Risk Allocation Blended Index (no deduction for fees, expenses or taxes) 5 Years		Putnam Dynamic Risk Allocation Fund Putnam Dynamic Risk Allocation Blended Index (no deduction for fees, expenses or taxes) Since Inception		Putnam Dynamic Risk Allocation Fund Class A 1 Year	Putnam Dynamic Risk Allocation Fund Class A 5 Years	Putnam Dynamic Risk Allocation Fund Class A Since Inception	Putnam Dynamic Risk Allocation Fund Class A Inception Date	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions 1 Year	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions 5 Years	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions Since Inception	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions Inception Date	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions and Sales 1 Year	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions and Sales 5 Years	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions and Sales Since Inception	Putnam Dynamic Risk Allocation Fund Class A After Taxes on Distributions and Sales Inception Date	Putnam Dynamic Risk Allocation Fund Class B 1 Year	Putnam Dynamic Risk Allocation Fund Class B 5 Years	Putnam Dynamic Risk Allocation Fund Class B Since Inception	Putnam Dynamic Risk Allocation Fund Class B Inception Date	Putnam Dynamic Risk Allocation Fund Class C 1 Year	Putnam Dynamic Risk Allocation Fund Class C 5 Years	Putnam Dynamic Risk Allocation Fund Class C Since Inception	Putnam Dynamic Risk Allocation Fund Class C Inception Date	Putnam Dynamic Risk Allocation Fund Class R 1 Year	Putnam Dynamic Risk Allocation Fund Class R 5 Years	Putnam Dynamic Risk Allocation Fund Class R Since Inception	Putnam Dynamic Risk Allocation Fund Class R Inception Date	Putnam Dynamic Risk Allocation Fund Class R6 1 Year		Putnam Dynamic Risk Allocation Fund Class R6 5 Years		Putnam Dynamic Risk Allocation Fund Class R6 Since Inception		Putnam Dynamic Risk Allocation Fund Class R6 Inception Date	Putnam Dynamic Risk Allocation Fund Class Y 1 Year	Putnam Dynamic Risk Allocation Fund Class Y 5 Years	Putnam Dynamic Risk Allocation Fund Class Y Since Inception	Putnam Dynamic Risk Allocation Fund Class Y Inception Date	Putnam Dynamic Risk Allocation Fund Putnam Dynamic Risk Allocation Blended Index (no deduction for fees, expenses or taxes) Inception Date
Total	18.22%	[1]	5.07%	[1]	5.59%	[1]	8.29%	2.18%	3.54%	Sep. 19, 2011	6.96%	1.34%	2.63%	Sep. 19, 2011	5.09%	1.40%	2.46%	Sep. 19, 2011	8.99%	2.27%	3.52%	Sep. 19, 2011	12.97%	2.61%	3.50%	Sep. 19, 2011	14.51%	3.14%	4.02%	Sep. 19, 2011	15.31%	[2]	3.79%	[2]	4.66%	[2]	Sep. 19, 2011	15.18%	3.66%	4.56%	Sep. 19, 2011	Sep. 19, 2011

[1]	The Putnam Dynamic Risk Allocation Blended Index is an unmanaged index administered by Putnam Management. Effective September 1, 2020, the composition of the Putnam Dynamic Risk Allocation Blended Index is 60% MSCI World Index (ND) and 40% FTSE World Government Bond Index. Prior to September 1, 2020, the Putnam Dynamic Risk Allocation Blended Index was comprised as follows: 50% MSCI World Index (ND), 40% Bloomberg Barclays Global Aggregate Bond Index, and 10% S&P GSCI. The composition of this benchmark was changed because, in Putnam Investment Management, LLC’s opinion, the new composition more accurately reflects the fund’s risk allocation investment approach.
[2]	Performance for class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.